Trade Payables and Trade Payables - Agreements - Schedule of Trade Payables, Net (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade payables - Agreements
Current	R$ 11,647	R$ 12,110
Non-current	12	38
Products [Members]
Trade payables
Trade Payables Total	11,253	10,363
Trade payables - Agreements
Trade Payables - Agreements Total	779	1,070
Acquisition of property, plant and equipment [Member]
Trade payables
Trade Payables Total	156	158
Service [Member]
Trade payables
Trade Payables Total	160	150
Service - related parties [Members]
Trade payables
Trade Payables Total	26	28
Bonuses from suppliers [Members]
Trade payables
Trade Payables Total	(874)	(902)
Trade Payables [Member]
Trade payables
Trade Payables Total	10,721	9,797
Acquisition of property, plant and equipment [Member]
Trade payables - Agreements
Trade Payables - Agreements Total	159	389
Acquisition of hypermarkets [Member]
Trade payables - Agreements
Trade Payables - Agreements Total		892
Total trade payables – Agreements [Member]
Trade payables - Agreements
Trade Payables - Agreements Total	938	2,351
Trade Payables Agreements [Member]
Trade payables - Agreements
Trade Payables - Agreements Total	R$ 11,659	R$ 12,148